CONSOLIDATED STATEMENTS OF OPERATIONS (Q1) - USD ($)	3 Months Ended					4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Loss from Operations [Abstract]
Formation and operating costs	$ 737,755			$ 457,616				$ 306,834			$ 3,864,234
Loss from operations	(737,755)			(457,616)				(586,834)			(3,864,234)
Other (expense) income:
Change in fair value of warrant liability	(78,220,000)			195,000				4,645,000			(50,420,000)
Interest earned on marketable securities held in Trust Account	29,681			932,037				1,812,577			2,257,985
Unrealized loss (gain) on marketable securities held in Trust Account	0			1,152,686				112,416			4,728
Other (expense) income	(78,190,319)			2,279,723				5,939,402			(48,157,287)
Net (loss) income	(78,928,074)	$ (1,418,960)	$ (3,146,809)	1,822,107	$ (817,468)	$ (822,468)	$ (1,324,702)	$ 5,352,568	$ (2,743,662)	$ (822,468)	$ (52,021,521)	$ 5,352,568
Common Class A [Member]
Other (expense) income:
Interest earned on marketable securities held in Trust Account	11,092			883,757
Unrealized loss (gain) on marketable securities held in Trust Account	$ 0			$ 1,092,977
Basic weighted average shares outstanding (in shares)	17,108,013			22,424,313
Diluted weighted average shares outstanding (in shares)	17,108,013			22,424,313
Basic net (loss) income per share (in dollars per share)	$ 0			$ 0.09
Diluted net (loss) income per share (in dollars per share)	$ 0			$ 0.09
Common Class B [Member]
Other (expense) income:
Net (loss) income	$ (78,928,074)			$ 1,822,107
Basic weighted average shares outstanding (in shares)	14,141,750			8,825,687
Diluted weighted average shares outstanding (in shares)	14,141,750			8,825,687
Basic net (loss) income per share (in dollars per share)	$ (5.58)			$ (0.02)
Diluted net (loss) income per share (in dollars per share)	$ (5.58)			$ (0.02)